401(k) Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
401(k) Plan
401(k) Plan	12. 401(k) Plan The Company sponsors a 401(k) defined contribution plan covering all employees. There were no employer contributions to the plan from plan inception through March 31, 2017.	13. 401(k) Plan The Company sponsors a 401(k) defined contribution plan covering all employees. There were no employer contributions to the plan from plan inception through December 31, 2016.